CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net profit from continuing operations	€ 3,330	€ 3,291	€ 1,713
Amortization and depreciation	5,507	5,474	5,549
Net losses on disposal of tangible and intangible assets	1	16	14
Net gains on disposal of investments	0	(76)	(13)
Other non-cash items	129	(197)	87
Dividends received	75	102	123
Change in provisions	913	545	1,453
Change in deferred taxes	457	1,075	435
Change due to assets sold with buy-back commitments and GDP vehicles	158	(11)	(95)
Change in inventories	1,399	(1,596)	(494)
Change in trade receivables	19	(157)	131
Change in trade payables	(1,240)	937	729
Change in other payables and receivables	(1,284)	277	280
Cash flows from operating activities - discontinued operations	484	705	682
Total	9,948	10,385	10,594
Cash flows used in investing activities:
Investments in property, plant and equipment and intangible assets	(5,392)	(8,105)	(8,241)
Investments in joint ventures, associates and unconsolidated subsidiaries	(3)	(9)	(113)
Proceeds from the sale of tangible and intangible assets	47	54	25
Proceeds from disposal of other investments	0	4	55
Net change in receivables from financing activities	(676)	(836)	(488)
Change in securities	(75)	174	301
Other changes	(7)	(8)	(29)
Cash flows used in investing activities - discontinued operations	(632)	(570)	(549)
Total	(6,738)	(9,296)	(9,039)
Cash flows used in financing activities:
Issuance of notes	0	0	1,250
Repayment of notes	(1,850)	(2,235)	(2,373)
Proceeds of other long-term debt	935	811	1,309
Repayment of other long-term debt	(2,852)	(3,421)	(4,605)
Net change in short-term debt and other financial assets/liabilities	1,062	561	(570)
Distributions paid	(1)	(1)	(18)
Other changes	11	(2)	(119)
Cash flows used in financing activities - discontinued operations	(90)	(186)	(1)
Total	(2,785)	(4,473)	(5,127)
Translation exchange differences	106	(1,296)	228
Total change in Cash and cash equivalents	531	(4,680)	(3,344)
Cash and cash equivalents at beginning of the period	12,638	17,318	20,662
Total change in Cash and cash equivalents	531	(4,680)	(3,344)
Less: Cash and cash equivalents at end of the period - included within Assets held for sale	719	0	0
Cash and cash equivalents at end of the period	€ 12,450	€ 12,638	€ 17,318